LOOMIS SAYLES FUNDS

Supplement dated May 1, 2018 to the Loomis Sayles Funds Prospectus, dated February 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Bond Fund	Loomis Sayles Institutional High Income Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Effective immediately, the second sentence within the section entitled “How to Purchase Shares” in the prospectus is amended and restated as follows:

The Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.

Effective immediately, the eighth paragraph within the section entitled “How to Redeem Shares” in the prospectus is amended and restated as follows:

Redemptions directly to the Funds. Loomis Sayles Funds’ transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV. Your redemptions generally will be sent to you on the first business day after your request is received in good order, although it may take longer.

LOOMIS SAYLES FUNDS

Supplement dated May 1, 2018 to the Loomis Sayles Funds Prospectus, dated February 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles High Income Opportunities Fund	Loomis Sayles Securitized Asset Fund

Effective immediately, the second sentence within the section entitled “How to Purchase Shares” in the prospectus is amended and restated as follows:

The Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.

NATIXIS FUNDS

Supplement dated May 1, 2018 to the Natixis Funds Prospectuses, dated February 1, 2018 and April 1, 2018, as may be revised or supplemented from time to time, for the following funds.

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Dividend Income Fund	Loomis Sayles Limited Term Government and Agency Fund
Loomis Sayles Global Allocation Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
Loomis Sayles Global Growth Fund	Loomis Sayles Strategic Income Fund
Loomis Sayles Growth Fund	Loomis Sayles Value Fund
Loomis Sayles High Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Intermediate Duration Bond Fund

Effective immediately, the fifth bullet under the heading “Class C Shares” in the subsection entitled “Choosing a Shares Class” within the section entitled “Investing in the Funds” in each prospectus is amended and restated as follows:

•	Effective June 1, 2018, except as noted below, Class C shares will automatically convert to Class A shares after 10 years. Please see the section “Exchanging or Converting Shares” for details regarding a conversion of shares. Generally, to be eligible to have your Class C shares automatically converted to Class A shares, the Fund or the financial intermediary through which you purchased your shares will need to have records verifying that your Class C shares have been held for 10 years. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A shares may be limited. Group retirement plans of certain financial intermediaries who hold Class C shares with the Fund in an omnibus account do not track participant level aging of shares and therefore these shares will not be eligible for an automatic conversion. Please consult your financial representative for more information.

Effective immediately, the second paragraph within the section entitled “Exchanging or Converting Shares” in each prospectus is amended and restated as follows:

In certain circumstances, you may convert shares of your Fund from your current share class into another share class in the same Fund. A conversion is subject to the eligibility requirements of the share class of your Fund that you are converting into including investment minimum requirements. The conversion from one class of shares to another will be based on the respective NAVs of the separate share classes on the trade date for the conversion. Effective June 1, 2018, except as noted below, Class C shares will automatically convert to Class A shares after 10 years. Generally, to be eligible to have your Class C shares automatically converted to Class A shares, the Fund or the financial intermediary through which you purchased your shares will need to have records verifying that your Class C shares have been held for 10 years. Due to operational limitations at your financial intermediary, your ability to have your Class C shares automatically converted to Class A shares may be limited. Group retirement plans of certain financial intermediaries who hold Class C shares with the Fund in an omnibus account do not track participant level aging of shares and therefore these shares will not be eligible for an automatic conversion. Please consult your financial representative for more information.

Effective immediately, the second sentence within the section entitled “How to Purchase Shares” in each prospectus is amended and restated as follows:

The Funds will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.

Effective immediately, the eighth paragraph within the section entitled “How to Redeem Shares” in each prospectus is amended and restated as follows:

Redemptions directly to the Funds. Natixis Funds’ transfer agent must receive your redemption request in proper form before the close of regular trading on the NYSE in order for you to receive that day’s NAV. Your redemptions generally will be sent to you on the first business day after your request is received in good order, although it may take longer.